Capital Disclosures - Summary of Total Capital (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Capital Disclosures [Abstract]
Cash	$ (8,810)	$ (12,801)
Short-term deposits	0	(1,324)
Restricted cash	(2,212)	(2,165)
Current portion of long-term debt	1,143	1,000
Long-term debt	52,086	27,305
Share capital	195,335	186,861
Deficit	(78,780)	(39,113)
Accumulated other comprehensive income	6,123	1,469
Contributed surplus	4,691	2,239
Capital	$ 169,576	$ 163,471